Document and Entity Information	Feb. 27, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001205922
Document Type	8-K
Document Period End Date	Feb. 27, 2024
Entity Registrant Name	Vaccinex, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38624
Entity Tax Identification Number	16-1603202
Entity Address, Address Line One	1895 Mount Hope Avenue
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14620
City Area Code	(585)
Local Phone Number	271-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	VCNX
Entity Emerging Growth Company	false